Income Taxes - Schedule of Net Income (Loss) Before Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Net loss before income taxes	$ (26,948,922)	$ (19,133,658)
Expected income tax recovery	(7,141,464)	(5,070,420)
Foreign tax rates differences	(226,755)	312,514
Non-deductible items	1,115,325	680,726
Adjustments in respect of prior years	142,541	(45,055)
Total tax rate	(6,110,353)	(4,122,235)
Change in unrecognised deferred tax assets	6,110,353	4,122,235
Income tax expense (recovery)